As filed with the Securities and Exchange Commission on August 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

The Osterweis Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 76.3%
	Aerospace & Defense - 4.3.%
583,780	DigitalGlobe, Inc.*	$15,353,414
238,280	Goodrich Corp.	15,786,050
340,380	Honeywell International, Inc.	13,285,031
		44,424,495
	Beverages - 2.1%
336,075	Diageo Plc - ADR	21,085,346
	Chemicals - 2.4%
256,054	FMC Corp.	14,705,181
491,298	Nalco Holding Company	10,051,957
		24,757,138
	Commercial Services & Supplies - 6.7%
896,705	Avery Dennison Corp.	28,811,132
236,280	Copart, Inc.*	8,461,187
1,055,037	Republic Services, Inc.	31,366,250
		68,638,569
	Containers & Packaging - 3.2%
1,295,880	Crown Holdings, Inc.*	32,448,835
	Diversified Consumer Services - 2.0%
476,125	Apollo Group, Inc.*	20,221,029
	Electronic Equipment, Instruments & Components - 2.2%
804,780	Agilent Technologies, Inc.*	22,879,895
	Food & Staples Retailing - 2.7%
1,398,235	Safeway, Inc.	27,489,300
	Food Products - 5.5%
387,758	Cosan Limited *1	3,621,660
882,563	Dean Foods Corp.*	8,887,409
549,085	Nestle SA 1	26,592,046
631,880	Unilever NV - ADR	17,262,962
		56,364,077
	Gas Utilities - 4.9%
811,595	QEP Resources, Inc.	26,215,330
801,245	Questar Corp.	23,644,234
		49,859,564
	Health Care Equipment & Supplies - 5.4%
412,960	Gen-Probe Inc.*	18,756,643
817,450	Medtronic, Inc.	29,648,912
132,210	Teleflex, Inc.	7,176,359
		55,581,914
	Health Care Providers & Services - 4.1%
1,225,400	HealthSouth Corp.*	22,927,234
246,855	Laboratory Corp. of America Holdings *	18,600,524
		41,527,758
	Hotels, Restaurants & Leisure - 0.2%
355,590	Carrols Restaurant Group, Inc. *	1,625,046
	Insurance - 4.0%
1,068,965	Symetra Financial Corp. *	12,827,580
577,490	Transatlantic Holdings, Inc.	27,696,420
		40,524,000
	Internet Software & Services - 2.5%
940,640	VeriSign, Inc. *	24,973,992

	IT Services - 1.7%
1,227,020	Redecard SA 2	17,341,430
	Multi-Utilities - 1.1%
243,360	Sempra Energy	11,386,814
	Oil, Gas & Consumable Fuels - 3.3%
192,100	Occidental Petroleum Corp.	14,820,515
1,037,730	Williams Companies, Inc.	18,969,705
		33,790,220
	Pharmaceuticals - 9.0%
384,210	Bayer AG - ADR	21,438,918
546,485	Biovail Corp. 1	10,514,371
483,095	Johnson & Johnson	28,531,591
596,445	Valeant Pharmaceuticals International *	31,188,109
		91,672,989
	Software - 6.8%
1,129,970	CA, Inc.	20,791,448
3,868,338	Compuware Corp. *	30,869,337
930,060	Websense, Inc. *	17,578,134
		69,238,919
	Water Utilities - 2.2%
1,073,255	American Water Works Co., Inc.	22,109,053

	TOTAL COMMON STOCKS
	(Cost $729,948,117)	777,940,383

	PARTNERSHIPS & TRUSTS - 6.4%
	Oil, Gas & Consumable Fuels - 6.4%
499,060	Energy Transfer Equity L.P.	16,843,275
948,190	Enterprise Products Partners L.P.	33,537,480
316,787	Magellan Midstream Partners L.P.	14,809,792
		65,190,547

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $50,677,920)	65,190,547

Principal
Amount		Value
	BONDS - 4.0%
	CONVERTIBLE BONDS - 1.1%
	Media - 0.8%
	Regal Entertainment Group
$ 8,075,000	6.250%, 03/15/2011 2	8,216,313
	Wireless Telecommunication Services - 0.3%
	NII Holdings, Inc.
2,800,000	2.750%, 08/15/2025	2,810,500
	TOTAL CONVERTIBLE BONDS
	(Cost $10,501,807)	11,026,813

	CORPORATE BONDS - 2.9%
	Aerospace & Defense - 0.4%
	DigitalGlobe, Inc.
4,000,000	10.500%, 05/01/2014	4,320,000
	Auto Components - 1.0%
	Stoneridge, Inc.
10,000,000	11.500%, 05/01/2012	10,075,000
	Nondepository Credit Intermediation - 0.7%
	SLM Corp.
7,000,000	4.500%, 07/26/2010	7,014,651
	Wireless Telecommunication Carries - 0.8%
	Millicom International Cellular SA
8,355,000	10.000%, 12/01/2013	8,647,425
	TOTAL CORPORATE BONDS
	(Cost $29,778,676)	30,057,076

	TOTAL BONDS
	(Cost $40,280,483)	41,083,889

Shares		Value
	SHORT TERM INVESTMENT - 15.2%
154,911,709	Federated U.S. Treasury Cash Reserve, 0.000%3	154,911,709

	TOTAL SHORT TERM INVESTMENTS
	(Cost $154,911,709)	154,911,709

	Total Investments in Securities - 101.9%
	(Cost $975,818,229)	1,039,126,528
	Liabilities in Excess of Other Assets - (1.9)%	(19,278,315)
	TOTAL NET ASSETS - 100.0%	$1,019,848,213

ADR American Depository Receipt
* Non-income producing security.
1 Foreign issued security
2 Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At
June 30, 2010, the value of these securities amounted to $8,216,313 or 0.8% of net assets.
3 Seven-day yield as of June 30, 2010

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments		$ 976,442,539
Gross unrealized appreciation		101,966,832
Gross unrealized depreciation		(39,282,843)
Net unrealized appreciation		$ 62,683,989

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Osterweis Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010.

	Level 1	Level 2	Level 3
Common Stock	$777,940,383	$---	$---

Partnerships & Trusts	$65,190,547	$---	$---

Convertible Bonds	$---	$11,026,813	$---

Corporate Bonds	$---	$30,057,076	$---

Short-Term Investments	$154,911,709	$---	$---

Total Investments in Securities	$998,042,639	$41,083,889	$ ---

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at June 30, 2010 (Unaudited)

Principal
Amount		Value
	BONDS - 88.4%
	CONVERTIBLE BONDS - 24.6%
	Aerospace & Defense - 0.5%
	Gencorp, Inc.
$ 5,500,000	4.063%, 12/31/20391	$4,578,750
	Beverages - 1.0%
	Central European Distribution Corp.
11,500,000	3.000%, 03/15/2013	9,645,625
	Capital Markets - 0.9%
	Knight Capital Group, Inc.
10,000,000	3.500%, 03/15/20151	9,113,000
	Chemicals - 1.2%
	Ferro Corp.
4,309,000	6.500%, 08/15/2013	4,174,343
	LSB Industries, Inc.
345,000	5.500%, 07/01/20121	335,081
8,050,000	5.500%, 07/01/2012	7,818,563
		12,327,987
	Computers & Peripherals - 1.6%
	Sandisk Corp.
18,250,000	1.000%, 05/15/2013	16,310,938
	Diversified Consumer Services - 0.8%
	Regis Corp.
750,000	5.000%, 07/15/2014	907,500
	Stewart Enterprises, Inc.
8,305,000	3.125%, 07/15/2014	7,256,494
		8,163,994
	Electronic Equipment, Instruments & Components - 1.5%
	L-1 Identity Solutions, Inc.
16,185,000	3.750%, 05/15/2027	15,234,131
	Food & Staples Retailing - 1.4%
	Spartan Stores, Inc.
10,087,000	3.375%, 05/15/2027	8,384,819
	SUPERVALU, Inc.
15,511,000	Zero Coupon, 11/02/2031	5,273,740
		13,658,559
	Health Care Equipment & Supplies - 0.7%
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,354,687
	Integra LifeSciences Holdings Corp.
5,000,000	2.375%, 06/01/20121	4,743,750
		7,098,437
	Hotels, Restaurants & Leisure - 1.4%
	Icahn Enterprises, L.P.
15,889,000	4.000%, 08/15/20131,2	13,902,875
	Internet Software & Services - 2.1%
	Savvis, Inc.
22,586,000	3.000%, 05/15/2012	21,343,770
	IT Services - 0.5%
	Euronet Worldwide, Inc.
5,650,000	3.500%, 10/15/2025	5,282,750

	Leisure Equipment & Products - 2.0%
	Smith & Wesson Holding Corp.
21,080,000	4.000%, 12/15/2026	20,315,850
	Marine - 0.2%
	Dryships Inc.
2,500,000	5.000%, 12/01/2014	1,853,125
	Media - 0.5%
	Lions Gate Entertainment Corp.
5,505,000	2.938%, 10/15/2024	5,408,663
	Oil, Gas & Consumable Fuels - 1.9%
	Bill Barrett Corp.
1,700,000	5.000%, 03/15/2028	1,695,750
	Penn Virginia Corp.
17,822,000	4.500%, 11/15/2012	16,708,125
	Rentech, Inc.
1,100,000	4.000%, 04/15/2013	726,000
		19,129,875
	Professional Services - 2.7%
	School Specialty, Inc.
15,131,000	3.750%, 08/01/2023	15,131,000
12,000,000	3.750%, 11/30/2026	11,475,000
		26,606,000
	Software - 2.5%
	Cadence Design System, Inc.
5,000,000	2.625%, 06/01/20151	4,887,500
	Mentor Graphics Corp.
9,749,000	2.003%, 08/06/20232	9,437,032
11,210,000	6.250%, 03/01/2026	11,055,862
		25,380,394
	Specialty Retail - 1.2%
	Charming Shoppes, Inc.
10,667,000	1.125%, 05/01/2014	8,160,255
	Group 1 Automotive, Inc.
4,000,000	3.000%, 03/15/20201	3,260,000
		11,420,255
	TOTAL CONVERTIBLE BONDS
	(Cost $241,359,818)	246,774,978

	CORPORATE BONDS - 63.8%
	Aerospace & Defense - 1.8%
	DigitalGlobe, Inc.
14,861,000	10.500%, 05/01/2014	16,049,880
	Triumph Group, Inc.
2,000,000	8.625%, 07/15/20181	2,050,000
		18,099,880
	Auto Components - 1.4%
	Stoneridge, Inc.
13,560,000	11.500%, 05/01/2012	13,661,700
	Clothing Stores - 1.4%
	Harvest Operations Corp.
14,272,000	7.875%, 10/15/2011	14,450,400
	Coal Mining - 1.0%
	Arch Western Finance LLC
9,680,000	6.750%, 07/01/2013	9,752,600
	Commercial Services & Supplies - 2.2%
	GeoEye, Inc.
16,275,000	9.625%, 10/01/20151	16,681,875
	West Corp.
5,000,000	9.500%, 10/15/2014	5,050,000
		21,731,875
	Consumer Finance - 0.7%
	SLM Corp.
1,708,000	4.500%, 07/26/2010	1,711,575
3,000,000	5.450%, 04/25/2011	3,037,497
1,800,000	5.400%, 10/25/2011	1,789,902
		6,538,974

	Diversified Consumer Services - 0.8%
	Stewart Enterprises, Inc.
8,591,000	6.250%, 02/15/2013	8,483,613
	Diversified Financial Services - 0.5%
	CEDC Financial Corp. International, Inc.
5,000,000	9.125%, 12/01/20161	4,850,000
	Electrical & Electronic Goods Merchant Wholesalers - 0.6%
	Wesco Distribution, Inc.
5,900,000	7.500%, 10/15/2017	5,693,500
	Electrical Equipment - 2.3%
	Baldor Electric Co.
11,688,000	8.625%, 02/15/2017	12,155,520
	Coleman Cable, Inc.
11,500,000	9.000%, 02/15/20181	11,040,000
		23,195,520
	Food & Staples Retailing - 3.1%
	Stater Bros. Holdings, Inc.
21,225,000	8.125%, 06/15/2012	21,331,125
	Susser Holdings, LLC
10,000,000	8.500%, 05/15/20161	10,050,000
		31,381,125
	Gas Utilities - 2.3%
	Ferrellgas Partners, L.P.
23,315,000	6.750%, 05/01/2014	22,965,275
	Health Care Providers & Services - 4.0%
	Hanger Orthopedic Group, Inc.
7,745,000	10.250%, 06/01/2014	8,132,250
	HCA, Inc.
2,750,000	7.875%, 02/01/2011	2,805,000
	Healthsouth Corp.
15,732,000	10.750%, 06/15/2016	17,069,220
	IASIS Capital Corp.
5,000,000	8.750%, 06/15/2014	5,000,000
	Rural/Metro Corp.
7,916,000	12.750%, 03/15/2016	8,381,065
		41,387,535
	Hotels, Restuarants & Leisure - 5.2%
	Carrols Corp.
22,944,000	9.000%, 01/15/2013	22,944,000
	Icahn Enterprises, L.P.
8,000,000	7.750%, 01/15/20161	7,820,000
	O Charley's, Inc.
9,400,000	9.000%, 11/01/2013	9,447,000
	Royal Caribbean Cruises Ltd.
9,500,000	8.750%, 02/02/2011	9,785,000
1,750,000	11.875%, 07/15/2015	2,021,250
		52,017,250
	Industrial Conglomerates - 0.4%
	Otter Tail Corp.
3,400,000	9.000%, 12/15/2016	3,544,500
	IT Services - 1.0%
	Mantech International Corp.
10,100,000	7.250%, 04/15/20181	10,251,500
	Machinery - 1.4%
	Amsted Industries, Inc.
6,500,000	8.125%, 03/15/20181	6,516,250
	Manitowoc, Inc.
7,725,000	7.125%, 11/01/2013	7,493,250
	Manufacturing - 1.0%	14,009,500
	Kraton Polymers LLC
9,559,000	8.125%, 01/15/2014	9,559,000
	Media - 5.9%
	Interpublic Group, Inc.
9,000,000	10.000%, 07/15/2017	9,967,500
	Lions Gate Entertainment Corp.
13,965,000	10.250%, 11/01/20161	13,965,000
	MDC Partners, Inc.
10,000,000	11.000%, 11/01/20161	10,700,000
	Rainbow National Services LLC
24,408,000	8.750%, 09/01/20121	24,591,060
		59,223,560

	Multiline Retail - 3.9%
	Dollar General Corp.
10,000,000	10.625%, 07/15/2015	10,987,500
12,203,000	11.875%, 07/15/2017	13,926,674
	Saks, Inc.
8,600,000	7.500%, 12/01/2010	8,621,500
5,600,000	9.875%, 10/01/2011	5,908,000
		39,443,674
	Oil & Gas Extraction - 2.0%
	Linn Energy, LLC
17,525,000	11.750%, 05/15/2017	19,978,500
	Oil, Gas & Consumable Fuels - 1.4%
	Stone Energy Corp.
9,675,000	8.625%, 02/01/2017	8,755,875
	Whiting Petroleum Corp.
5,500,000	7.250%, 05/01/2012	5,527,500
		14,283,375
	Other Miscellaneous Manufacturing - 1.3%
	Polypore, Inc.
13,435,000	8.750%, 05/15/2012	13,535,763
	Personal Products - 2.1%
	Elizabeth Arden, Inc.
20,711,000	7.750%, 01/15/2014	20,659,222
	Rental & Leasing Services - 1.3%
	RSC Holdings, Inc.
7,000,000	9.500%, 12/01/2014	6,991,250
	United Rentals North America, Inc.
6,000,000	10.875%, 06/15/2016	6,465,000
		13,456,250
	Road & Rail - 1.2%
	Hertz Corp.
2,793,000	7.400%, 03/01/2011	2,869,807
5,053,000	7.625%, 06/01/2012	5,154,060
3,950,000	8.875%, 01/01/2014	4,019,125
		12,042,992
	Semiconductor Manufacturing - 1.9%
	STATS ChipPAC Ltd.
19,065,000	6.750%, 11/15/2011	19,207,988
	Specialty Retail - 2.8%
	Brown Shoe, Inc.
25,375,000	8.750%, 05/01/2012	25,755,625
	Sonic Automotive, Inc.
2,000,000	9.000%, 03/15/2018	2,040,000
		27,795,625
	Tobacco - 1.6%
	Alliance One International, Inc.
6,000,000	10.000%, 07/15/2016	6,135,000
9,331,000	10.000%, 07/15/20161	9,540,948

		15,675,948
	Trading Companies & Distributors - 2.1%
	H & E Equipment Services, Inc.
16,991,000	8.375%, 07/15/2016	16,056,495
	Interline Brands, Inc.
5,510,000	8.125%, 06/15/2014	5,544,437
		21,600,932
	Wired Telecommunications Carriers - 2.2%
	Sprint Capital Corp.
22,005,000	7.625%, 01/30/2011	22,500,113
	Wireless Telecommunication Carriers - 2.5%
	Millicom International Cellular SA
24,525,000	10.000%, 12/01/2013	25,383,375
	Wireless Telecommunications Services - 0.5%
	NII Capital Corp.
5,000,000	8.875%, 12/15/2019	5,075,000
	TOTAL CORPORATE BONDS
	(Cost $633,129,539)	641,436,064

	TOTAL BONDS
	(Cost $874,489,357)	888,211,042

	SHORT TERM INVESTMENT - 9.4%
94,149,350	Federated U.S. Treasury Cash Reserve, 0.000%3	94,149,350

	TOTAL SHORT TERM INVESTMENT
	(Cost $94,149,350)	94,149,350

	Total Investments in Securities- 97.8%
	(Cost $968,638,707)	982,360,392
	Other Assets in Excess of Liabilities - 2.2%	21,655,252
	TOTAL NET ASSETS - 100.0%	$1,004,015,644

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At
June 30, 2010, the value of these securities amounted to $175,009,588 or 17.4% of net assets.
2 Variable rate security; rate shown is the rate in effect on June 30, 2010.
3 Seven-day yield as of June 30, 2010

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

Cost of investments		$ 969,661,201
Gross unrealized appreciation		21,083,034
Gross unrealized depreciation		(8,383,843)
Net unrealized appreciation		$ 12,699,191

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at June 30, 2010 (Unaudited)

The Osterweis Strategic Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

● Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
● Level 2 Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
● Level 3 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010.

	Level 1	Level 2	Level 3
Convertible Bonds	$---	$246,774,978	$---

Corporate Bonds	$---	$641,436,064	$---

Short-Term Investments	$94,149,350	$---	$---

Total Investments in Securities	$94,149,350	$888,211,042	$---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/ Robert M. Slotky
                                                Robert M. Slotky, President

Date  August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/Robert M. Slotky
                                                 Robert M. Slotky, President

Date August 25, 2010

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                    Patrick J. Rudnick, Treasurer

Date August 23, 2010

* Print the name and title of each signing officer under his or her signature.